GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Wages and salaries	$ 9,959	$ 8,198
Professional services	2,037	819
Rent and utilities	1,509	1,342
Office and IT supplies	1,243	1,168
Insurance	503	228
Share-based compensation	380	354
Travel and other employee expenses	343	618
Other general and administrative expenses	588	558
Total general and administrative expenses	$ 16,562	$ 13,285